BUSINESS ACQUISITIONS AND GOODWILL - Fair Value of Net Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	Jul. 01, 2017	Sep. 16, 2016
Cantech Acquisition
Current assets
Cash	$ 4,567
Trade receivables	8,899
Inventories	15,828
Other current assets	503
Property, plant and equipment	27,275
Intangible assets	11,700
Identifiable assets acquired	68,772
Current liabilities
Accounts payable and accrued liabilities	3,573
Deferred tax liability	2,943
Provisions	192
Identifiable liabilities recognised	6,708
Identifiable assets acquired (liabilities assumed)	62,064
Gross contractual amounts receivable for acquired receivables	$ 9,117
Powerband Acquisition
Current assets
Cash		$ 1
Trade receivables		1,265
Inventories		1,797
Other current assets		436
Property, plant and equipment		9,650
Customer list		16,213
Non-compete agreement		7,822
Identifiable assets acquired		37,184
Current liabilities
Accounts payable and accrued liabilities		1,054
Short-term debt		1,244
Long-term debt		107
Pension and other post-retirement benefits		57
Deferred tax liability		9,734
Identifiable liabilities recognised		12,196
Identifiable assets acquired (liabilities assumed)		24,988
Gross contractual amounts receivable for acquired receivables		$ 1,265